Note 8 - Long-term Investments	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
8.	LONG-TERM INVESTMENTS

(In Thousands)

	December 31
	2017	2016
Cost method
Sigurd Microelectronics (Cayman) Co., Ltd. (“Sigurd Cayman”)	$1,232	$2,365
Philip Ventures Enterprise Fund (“PVEF”)	36	44
Excelliance MOS Co., Ltd (“EMC”)	1,844	1,844
Asia Sinomos Semiconductor Inc. (“Sinomos”)	-	-
Silicon Genesis Corporation (“SiGen”)	-	-
	$3,112	$4,253

The following table shows the movement of gross unrealized gains and losses of the Company’s available-for-sale securities.

(In Thousands)

	Years Ended December 31
	2017	2016	2015

Balance at beginning of period	$-	$-	$-
Other comprehensive income before reclassification adjustment	-	523	-
Reclassification adjustment	-	(523)	-

Balance at end of period	$-	$-	$-

In
July 2008,
the Company invested in preferred shares of Sigurd Cayman for
$5,700,000
to become a strategic partner of Sigurd Microelectronics Corporation (“Sigurd”). Upon completion of the transaction, the Company obtained a
19.54%
ownership of Sigurd Cayman. The Company accounts for the investment under the cost method as the Company does not
exercise significant influence over operating and financial policies of Sigurd Cayman and management of Sigurd holds the controlling interests. In
April 2010,
the Company participated in another round of preferred shares issued by Sigurd Cayman amounting to
$1,500,000.
In
September 2015,
Sigurd Cayman announced the liquidation of its wholly owned subsidiary, Sigurd Microelectronics (Wuxi) Co., Ltd. (“Sigurd Wuxi”), whose sales and operations account for the majority business of Sigurd Cayman. In view of Sigurd Cayman’s recurring financial losses and its decision to cease operations of Sigurd Wuxi, the Company determined that the decline in fair value of the investment in Sigurd Cayman was other-than-temporary and recognized an impairment charge of
$4,835,000
in
2015.
The resulting investment which was classified as Level
3
in the fair value hierarchy was valued using a discounted cash flow model considering the latest available financial information which primarily consists of cash and time deposits. The valuation inputs primarily included an estimate of future cash flows, expectations about possible variations in the amount and timing of cash flows. The significant unobservable input is assumed no
future revenue and cost associated with production activities. In
December 2017,
Sigurd Cayman completed a share buyback program. Accordingly, a portion of Company’s shares in Sigurd Cayman were returned in exchange for cash of
$1,133,000.
As of
December 31, 2017,
the Company held
8,557,577
shares, which represented an
18.88%
ownership of Sigurd Cayman.

The Company invested in
X
-FAB’s ordinary shares in
July 2002.
X
-FAB (formerly known as
X
-FAB Semiconductor Foundries AG) is a European-American foundry group that specializes in analog/mixed-signal application. As of
December 31, 2015,
the Company held
530,000
shares at the cost of
$4,968,000
(
4,982,000
EURO), which represented a
1.60%
ownership of
X
-FAB. In
April 2016,
the Company sold the entire
X
-FAB’s ordinary shares to a
third
party company and a gain of
$413,000
was recorded for the year ended
December 31, 2016.

In
November 2005,
the Company invested in PVEF, a fund management company in Singapore, with an investment amount of
$585,000
(
SG$1,000,000
) for
20
units in the placement at
SG$50,000
per unit. The Company further invested
$357,000
(
SG$500,000
) in
June 2010
to obtain
30
units. A portion of the shares were redeemed by PVEF in
November 2012,
and
May 2015
at a cost of
$445,000
and
$330,000,
respectively, and the carrying cost of the Company is reduced to
$167,000
accordingly. In
December 2015,
in view of the fund’s liquidation and continuous lower net asset value than the cost, the Company determined that the decline in fair value of the investment in PVEF was other-than- temporary and recognized an impairment charge of
$118,000.
A portion of the shares were further redeemed by PVEF in
2016
and
2017,
accordingly, the carrying cost of the investment was reduced to
$36,000
as of
December 31, 2017.
The Company held a
5%
interest in the fund as of
December 31, 2017.

The Company invested
$1,960,000
(
NT$62,900,000
) in EMC’s
3,468,000
ordinary shares in
June 2010.
EMC is a fabless power device design company in Taiwan, specialized in power semiconductor process development, and the design of high efficiency power device and system. In
December 2012,
the Company sold
200,000
shares in the amount of
$138,000
in the process of EMC’s getting listed on the Emerging Stock GreTai Security Market of Taiwan. As of
December 31, 2017,
the Company held
3,474,854
shares at the cost of
$1,844,000,
which represented an
11.15%
ownership of EMC. In
January 2018,
the Company further sold
70,000
shares in the amount of
$120,000
in the process of EMC’s listing application to the Taipei Exchange.

In
January 2005,
the Company invested in ordinary shares of Sinomos, a privately owned foundry company, at a total amount of
$5,000,000.
In
May
and
December 2006,
the Company further invested in preferred shares of
$3,288,000
and
$4,785,000,
respectively. In
September 2008,
in view of Sinomos’ operating status and recurring financial losses, the Company determined that the decline in fair value of the investment in Sinomos was other-than-temporary and recognized an impairment charge of
$13,073,000.
Along with the recognition of impairment charge, the Company also wrote-off the outstanding prepayments in relation to Sinomos’ foundry service of
$2,942,000.
As of
December 31, 2017,
the Company held
30,101,353
of ordinary and preference shares, representing an
18.41%
ownership of Sinomos.

The Company invested in SiGen’s preferred shares in
December 2000.
SiGen is an advanced nanotechnology company that develops Silicon-on-insulator, stained-silicon products and other engineered multi-layer structures to microelectronics and photonic for advanced electronic and opto-electronic device applications. In
2002
and
2003,
the Company reviewed qualitative factors related to the investment, determined that the decline in value was other-than-temporary and the carrying value was decreased to zero
. The Company held
23,946
shares of SiGen as of
December 31, 2017,
representing a
0.06%
ownership of SiGen.

The Company invested in the preference shares of GEM Services, Inc. (“GEM”) in
August 2002.
GEM is a multinational semiconductor assembly and test company. In
April 2016,
GEM was successfully listed on the Taiwan Stock Exchange and as such investment was classified as available-for-sale. In the third
quarter of
2016,
the Company sold the entire GEM’s shares in the stock exchange market and a gain of
$523,000
was recorded for the year ended
December 31, 2016.